SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Investing and Financing Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Statement [Abstract]
Reclamation and closure cost provision assumed in land acquisition	$ (12,990)	$ 0
Transfer of equity-settled PSUs	1,356	0
Marketable securities received as consideration for sale of exploration and evaluation assets	0	1,751
Extinguishment of loan receivable in connection with the acquisition of non-controlling interest	11,369	0
Non-cash consideration for acquisition of non-controlling interest	(30,101)	0
Transfer of share-based payment reserve upon exercise of stock options	(2,804)	(2,864)
Other non-cash items	$ (33,170)	$ (1,113)